SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
SUBSEQUENT EVENTS
Subsequent Events

NOTE 11 – SUBSEQUENT EVENTS

WARRANTS ISSUED

In January 2022, the Company issued warrants to a consultant for services rendered to purchase 25,000 shares of the Company’s common stock vested over two years. The warrants have an exercise price representing 20% below the prior business day’s closing price when the holder elects to exercise.

ACQUSITION OF CONVERGE DIRECT, LLC.

On March 21, 2022 (the “Closing Date”), the Company completed the acquisition of Converge Direct, LLC and affiliates (the “Converge Acquisition”). The total purchase price for the Converge Acquisition is $125,000,000. The purchase price consists of one hundred million dollars ($100,000,000) in cash at closing. The remaining twenty-five million ($25,000,000) dollars was paid in the Company’s restricted common stock valued at $2.00 per share. All 12,500,000 shares are subject to a nine (9) month lock-up. Pursuant to the provisions of the Membership Interest Purchase Agreement (the “MIPA”) dated as of November 22, 2021, as amended, an aggregate of $2,500,000 (10%) or 1,250,000 shares of the common stock issued to the Sellers are held in escrow to secure against claims for indemnification. The escrowed shares shall be held until the later of (a) one year from the Closing Date, or (b) the resolution of indemnification claims. The Closing was conditioned upon the completion of a $75,000,000 debt financing with Blue Torch Capital, a direct lender having experience providing bespoke credit solutions. EF Hutton, division of Benchmark Investments LLC, acted as exclusive placement agent, and Cantor Fitzgerald & Co. acted as sole debt placement agent in connection with the transaction. There was no material relationship, other than in regard to the Converge Acquisition, between the Converge sellers and the Company or its affiliates, or any director or officer of the Company or any assignees of any such director or officer.

Series E Preferred Stock

On March 21, 2022, the Company filed with the Nevada Secretary of State a Certificate of Designation of Preferences, Rights and Limitations of Series E Convertible Preferred Stock, pursuant to NRS 78.1955 of the Nevada Revised Statutes (the “CoD”). Pursuant to the CoD, the Company authorized 500,000 shares of Series E Preferred Stock, $.01 par value, with a Stated Value of $100 per share. The Series E Preferred Stock shall pay dividends on an as converted basis, when and if dividends are paid to Common Stockholders. No dividends shall otherwise be paid on shares of Preferred Stock. The Series E Preferred Stock has no voting rights, except as provided by Nevada law. The shares shall have a liquidation preferences equal to the $100 per share Stated Value. The Conversion Price of $1.50 per share is subject to adjustment. The holder will not be able to convert any portion of the Series E Preferred Stock in excess of a 4.99% ownership blocker or, upon the election of the holder, a 9.99% ownership blocker. The Company has reserved up to 200,000,000 shares of Common Stock issuable upon full conversion of a Series E Preferred Stock at a Floor Price of $0.25 per share.

BOARD APPOINTMENTS

On April 27, 2002, the Company appointed three (3) new members to the Board of Directors of the Company:

Sabrina Yang, age 42, joined the Company’s Board of Directors (the “Board”) and will serve as a member of the Audit Committee. Sabrina is a seasoned finance executive with over 17 years of experience in accounting, financial planning and analysis (“FP&A”), M&A advisory, and corporate finance. Since 2021, Sabrina has served as CFO of Final Bell Holdings, Inc. (“Final Bell”), an industry leader in providing end-to-end product development and supply chain solutions to leading cannabis brands in the United States and Canada. During her tenure at Final Bell, she led the reverse take-over transaction process, establishing a path for Final Bell to become a publicly traded company on the Canadian Stock Exchange. In conjunction with the reverse takeover, she also integrated and managed all of Final Bell’s administrative functions, including accounting, finance, legal, HR and IT operations.

Prior to joining Final Bell, since 2018, Sabrina has served as CFO, on a part-time basis, of Apollo Program, a data-driven advertising technology company, where she ran all administrative and operating functions. She also served as deputy CFO for a private school with operations in both the United States and China. She has held prior roles in strategy, analytics and FP&A, at the Topps Company and Undertone, a digital advertising company. Sabrina started her career with five years at KPMG LLP in its transaction services team, in which she advised clients on strategy, corporate finance, valuation and financial modeling. Ms. Yang is a Certified Public Accountant with Masters of Science in Accounting and Applied Statistics from Louisiana State University.

John Belniak, age 45, joined the Board and will serve on the Company’s Audit Committee. Mr. Belniak’s background brings to the Board extensive financial, operational and transactional experience across a range of investment banking, private equity, niche consumer businesses and large corporate businesses. Since April 2020, John has served as Managing Director of Hagerty Garage + Social overseeing the indemnification, development and operation of Hagerty’s collector enthusiast center. From July 2008 to 2020, he was a founder and partner of Propel Equity Partners (and its predecessor firm) focused on identifying niche, branded consumer products for acquisition, recapitalization or strategic partnership. Mr. Belniak serves on the Board of Directors of NEMO Equipment since 2006 and Veto Pro Pac since 2012. Mr. Belniak obtained his B.A. in English from Hamilton College.

Wendy Parker, age 56, joined the Board as an independent director. Since 2002, Ms. Parker has been a member of Gatehouse Chambers’ Commercial, Property and Insurance Groups in London, England and undertakes most areas of work within those fields. She has developed a strong practice both as an adviser and advocate and has experience of appearing in the specialist commercial and property forums as well as Tribunals and the Court of Appeal.

Ms. Parker has been involved in many technically complex cases. She has a strong academic background which she combines with a practical and common sense approach in order to assist clients in achieving their objectives. Ms. Parker is a member of the United Kingdom Chancery Bar Association and the COMBAR (the Specialist Bar Association for Commercial Barristers advising the international business community).

INCREASE OF AUTHORIZED SHARES

On April 21, 2022 (as amended on April 25, 2022), Troika Media Group Inc. (the “Corporation”) filed a Certificate of Amendment (the “Amendment”) to its Articles of Incorporation to reflect an increase in the number of authorized shares of all classes of stock which the Corporation shall have the authority to issue from 315,000,000 shares to 825,000,000 shares, such shares being designated as follows: (i) 800,000,000 shares of common stock, par value of $.001 per share of the Corporation; and (ii) 25,000,000 shares of preferred stock, par value $0.01 per share.

RESIGNATION OF MR. PAPPALARDO

On April 15, 2022, Daniel Pappalardo, President of Troika Design Group and a member of the Troika Media Group, Inc.’s (the “Company”) Board of Directors, resigned for personal reasons. He had maintained those positions since the Company’s June 13, 2017 merger with Troika Design Group, which he founded some twenty-one (21) years ago. His departure follows the Company’s recent acquisition of Converge Direct. The Company will fulfill the remainder of Mr. Pappalardo’s employment agreement dated June 9, 2017, which was set to expire on June 17, 2022. Pursuant to his employment agreement, the Company will pay Mr. Pappalardo a severance payment equal to one (1) year of his current base salary of $347,287.92 in semi-annual installments unless he chooses to continue to be paid bi-monthly. All other terms of his contract will be honored.

LA BREA LEASE SETTLEMENT

On May 3, 2022, the Company entered into a settlement agreement with the landlord of the Company’s former Los Angeles offices.  The Landlord has accepted a full and final settlement of $660,576.76 which is substantially less than the Company had accrued.  The terms provide that the Company will pay a lump sum of $312,000.00.  The remaining amount of $348,576.76 to be paid in monthly installments of $29,048.06, commencing with on June 1, 2022, and ending on May 1, 2023.

NOTE 15 – SUBSEQUENT EVENTS

STEPHENSON SETTLEMENT

On July 14, 2021, the Company entered into a settlement agreement regarding the aforementioned Stephenson legal dispute which settled all matters between the Company and the former owners of the Mission entities. The agreement provided for the full payment of all amounts due to the Company and allowed the Stephensons to sell the shares subject to a leak-out period. The agreement was filed with the Court and a settlement payment of approximately $905,000 was received by the Company which will be recognized in the first quarter of fiscal year 2022. The Company is monitoring the sales of shares and as of the date hereof, the Stephensons have complied with the leak-out provisions. Please see Note 11 – Legal Contingencies for additional detail.

STARSTONE SETTLEMENT

In July 2021, the Company settled a legal dispute with a former employee for $115,000 and payment was subsequently made. The cost of the settlement was fully accrued in the fiscal year ending June 30, 2021.

LEASE AGREEMENT

In September 2021, Troika Services, Inc. extended the terms of the existing Englewood Cliffs, NJ lease agreement and relocated to a larger office space within the same building. The lease agreement was extended five years and the lease expense was increased to $8,389 per month increasing 3% annually.

APPOINTMENT OF BOARD OF DIRECTOR

On July 1, 2021, the Company appointed its General Counsel and Secretary Michael Tenore to serve as a Board of Director of Mission Media, LTD and Mission Media Holdings, LTD.

REDEEEM NAME CHANGE

In July 2021, the name of Redeeem Acquisition Corp was formally changed to Troika IO, Inc.

REDEEEM SHARES ISSUED RELATING TO ACQUISITION

In August 2021, the Company issued 452,929 shares of common stock to Redeeem’s employees as per the asset purchase agreement dated May 21, 2021. Valued at $1,210,000 at $2.6715 per share, the balance was recorded as a stock payable on June 30, 2021.

REDEEEM SHARES ISSUED RELATING TO DEFERRED COMPENSATION

 In August 2021, the Company issued 3,623,433 shares of common stock to Redeeem’s employees as per the escrow agreement dated May 21, 2021 relating to the acquisition.  Vested over three years and valued at $9,680,000 at $2.6715 per share, the balance was recorded as deferred compensation on June 30, 2021.  The shares are currently being held in an escrow account and subject to the vesting schedule in the escrow agreement.

REDEEEM STOCK OPTIONS ISSUED

 In July 2021, the Company issued options to the employees of Troika IO, as per the asset purchase agreement dated May 21, 2021, to purchase 383,500 shares of the Company’s common stock for $2.61 per share.  Valued at $500,000, the options were subject to a three-year vesting period.  The asset purchase agreement allows the President of Troika IO to distribute up to 650,000 in options to its employees; however to date the remaining options have not been issued.